INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	December 31,	December 31,
	2018	2019
	RMB	RMB
Supplier relationship	18,200	—
Software copyright	7,000	—
Others	10,002	3,490
Total intangible assets	35,202	3,490

Less: amortization	(14,023)	(3,300)
Net book value	21,179	190

Schedule of estimated amortization expense for intangible assets subject to amortization

December 31,
2019
RMB
2020	154
2021	36
190